Acquistion (table)	12 Months Ended
Mar. 31, 2017
Business Acquisition, Cost of Acquired Entity, Purchase Price [Abstract]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
Purchase Price (net of cash received)	$23.8

Allocated as follows:
Current assets	$36.6
Other long-term assets	1.4
Property, plant and equipment	13.7
Deferred taxes	(7.7)
Current liabilities	(16.0)
Other long-term liabilities	(4.2)
Total	$23.8

Purchase Price (net of cash received)	$15.0

Allocated as follows:
Current assets	$16.8
Other long-term assets	0.5
Property, plant and equipment	0.9
Deferred taxes	0.4
Current liabilities	(3.6)
Total	$15.0